AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 14.7%
Bright Horizons Family Solutions, Inc.*	81,034	$8,797,862
Burlington Stores, Inc.*	36,544	9,300,448
Cavco Industries, Inc.*	25,500	14,808,615
Churchill Downs, Inc.	71,482	6,934,469
Dorman Products, Inc.*	86,404	13,468,656
Gentherm, Inc.*	146,272	4,982,024
Grand Canyon Education, Inc.*	38,779	8,512,766
Group 1 Automotive, Inc.	24,498	10,718,120
Levi Strauss & Co., Class A	276,247	6,436,555
Pool Corp.[1]	20,133	6,242,639
Texas Roadhouse, Inc.	71,253	11,838,686
Tri Pointe Homes, Inc.*	182,562	6,201,631

Total Consumer Discretionary		108,242,471
Consumer Staples - 4.4%
BJ's Wholesale Club Holdings, Inc.*	133,819	12,478,622
Freshpet, Inc.*,1	39,240	2,162,517
The Marzetti Company	40,746	7,040,501
Performance Food Group Co.*	104,702	10,893,196

Total Consumer Staples		32,574,836
Energy - 3.6%
Antero Resources Corp.*	173,225	5,813,431
Magnolia Oil & Gas Corp., Class A	251,126	5,994,378
Matador Resources Co.	105,111	4,722,637
Ovintiv, Inc.	127,784	5,159,918
Permian Resources Corp.	357,040	4,570,112

Total Energy		26,260,476
Financials - 14.3%
Assurant, Inc.	44,470	9,632,202
Atlantic Union Bankshares Corp.	257,808	9,098,044
Cullen/Frost Bankers, Inc.	65,027	8,243,473
Glacier Bancorp, Inc.[1]	119,613	5,821,565
Kinsale Capital Group, Inc.	22,365	9,510,940
Pinnacle Financial Partners, Inc.	57,589	5,401,272
Piper Sandler Cos.	48,163	16,712,079
Stifel Financial Corp.	89,869	10,197,436
UMB Financial Corp.	71,261	8,433,739
Voya Financial, Inc.	157,711	11,796,783
Wintrust Financial Corp.	80,059	10,603,014

Total Financials		105,450,547
Health Care - 13.5%
Azenta, Inc.*	88,042	2,528,566
	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	26,944	$7,554,828
Globus Medical, Inc., Class A*	166,428	9,531,332
Halozyme Therapeutics, Inc.*	107,724	7,900,478
Hologic, Inc.*	119,721	8,079,970
Insmed, Inc.*	71,235	10,258,553
Integer Holdings Corp.*	61,424	6,346,942
Jazz Pharmaceuticals PLC (Ireland)*	73,735	9,718,273
Medpace Holdings, Inc.*	16,800	8,637,888
Natera, Inc.*	55,869	8,993,233
Neurocrine Biosciences, Inc.*	81,929	11,501,193
Tandem Diabetes Care, Inc.*	298,501	3,623,802
Vericel Corp.*	143,911	4,528,879

Total Health Care		99,203,937
Industrials - 23.4%
Allegion PLC (Ireland)	37,293	6,613,914
API Group Corp.*	430,924	14,810,858
Applied Industrial Technologies, Inc.	25,064	6,542,957
Comfort Systems USA, Inc.	23,708	19,563,367
Exponent, Inc.	53,298	3,703,145
Federal Signal Corp.	95,315	11,341,532
Gates Industrial Corp. PLC*	540,567	13,416,873
ITT, Inc.	70,123	12,535,187
Lincoln Electric Holdings, Inc.	34,579	8,154,766
Moog, Inc., Class A	37,327	7,751,698
Nordson Corp.	50,309	11,417,628
Paylocity Holding Corp.*	47,719	7,600,205
Powell Industries, Inc.[1]	34,331	10,464,432
RBC Bearings, Inc.*	33,784	13,185,557
Schneider National, Inc., Class B	199,099	4,212,935
Simpson Manufacturing Co., Inc.	37,481	6,276,568
SiteOne Landscape Supply, Inc.*	65,027	8,375,478
SPX Technologies, Inc.*	36,886	6,889,567

Total Industrials		172,856,667
Information Technology - 14.4%
Advanced Energy Industries, Inc.[1]	66,109	11,247,785
CCC Intelligent Solutions Holdings, Inc.*,1	901,036	8,208,438
Cognex Corp.	207,795	9,413,114
Credo Technology Group Holding, Ltd.*	30,956	4,507,503
CyberArk Software, Ltd. (Israel)*	10,202	4,929,096
Entegris, Inc.[1]	99,617	9,210,588
Jabil, Inc.	47,306	10,273,444
MACOM Technology Solutions Holdings, Inc.*	91,468	11,386,851
Manhattan Associates, Inc.*	26,278	5,386,464

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.4% (continued)
Procore Technologies, Inc.*	134,015	$9,772,374
SailPoint, Inc.*,1	468,056	10,334,677
ServiceTitan, Inc., Class A*	42,274	4,262,487
Zebra Technologies Corp., Class A*	24,655	7,326,480

Total Information Technology		106,259,301
Materials - 5.5%
AptarGroup, Inc.	36,207	4,839,428
Eagle Materials, Inc.	44,896	10,462,564
Element Solutions, Inc.	399,702	10,060,499
Quaker Chemical Corp.[1]	44,803	5,902,795
RPM International, Inc.	80,006	9,431,107

Total Materials		40,696,393
Real Estate - 3.5%
Agree Realty Corp., REIT	96,667	6,867,223
EastGroup Properties, Inc., REIT	38,738	6,556,794
Healthpeak Properties, Inc., REIT	272,912	5,226,265
Sun Communities, Inc., REIT [1]	57,823	7,459,167

Total Real Estate		26,109,449
Utilities - 2.1%
IDACORP, Inc.	68,261	9,020,691
Portland General Electric Co.	143,605	6,318,620

Total Utilities		15,339,311

Total Common Stocks (Cost $560,676,349)		732,993,388

	Principal Amount
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 1.5%[2]
Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $2,567,653 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $2,618,731)	$2,567,353	2,567,353
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $103,836 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $105,900)	103,824	103,824
	Principal Amount	Value

HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.220% total to be received $2,567,654 (collateralized by various U.S. Government Agency Obligations, 1.923% - 6.500%, 08/01/32 - 06/01/64, totaling $2,618,700)	$2,567,353	$2,567,353
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $195,627 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $199,516)	195,604	195,604
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $270,467 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $275,845)	270,436	270,436
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $87,053 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $88,784)	87,043	87,043
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.200% total to be received $2,567,653 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.000%, 01/15/29 - 10/01/55, totaling $2,618,701)	2,567,353	2,567,353
TD Securities LLC, dated 09/30/25, due 10/01/25, 4.210% total to be received $2,566,241 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 08/01/42 - 09/01/55, totaling $2,617,260)	2,565,941	2,565,941

Total Joint Repurchase Agreements		10,924,907
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $1,976,211 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $2,015,576)	1,976,000	1,976,000

Total Short-Term Investments (Cost $12,900,907)		12,900,907
Total Investments - 101.1% (Cost $573,577,256)		745,894,295
Other Assets, less Liabilities - (1.1)%		(8,165,869)
Net Assets - 100.0%		$737,728,426

*	Non-income producing security.
[1]	Some of these securities, amounting to $58,134,668 or 7.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$732,993,388	—	—	$732,993,388
Short-Term Investments
Joint Repurchase Agreements	—	$10,924,907	—	10,924,907
Repurchase Agreements	—	1,976,000	—	1,976,000
Total Investments in Securities	$732,993,388	$12,900,907	—	$745,894,295

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$58,134,668	$10,924,907	$48,705,985	$59,630,892
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.